8. Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

Income tax expense (benefit) consists of:

	Current	Deferred	Total
Year Ended December 31, 2013:
US federal	$––	$––	$––
State and local	––	––	––
Foreign	3,944	––	3,944
	$3,944	$––	$3,944
Year Ended December 31, 2014:
US federal	$––	$––	$––
State and local	––	––	––
Foreign	7,080	––	7,080
	$7,080	$––	$7,080

A reconciliation of the expected income tax expense or benefit to actual follows:

	2013	2014
Computed "expected" US tax (benefit) at Federal statutory rate	$(362,095)	$41,645
Change resulting from:
State and local income taxes, net of federal income tax benefit	––	––
Valuation allowance	(126,339)	(281,039)
Non––deductible items	15,334	12,063
Expired State Net Operating Losses	477,044	234,411
Income tax expense (benefit)	$3,944	$7,080

Temporary differences at December 31 follow:

	2013	2014
Deferred income tax assets:
Inventories	$165,225	$132,511
Accounts receivable	235,207	143,780
Intangible assets	25,738	––
Accrued expenses	44,112	36,621
Net operating loss and tax credit carry forwards	17,977,742	17,863,473
Plant and equipment	15,018	4,629
Stock compensation	89,515	90,504
Other – investment impairments	127,855	127,855
Total deferred income tax assets	18,680,412	18,399,373
Valuation allowance	(18,680,412)	(18,399,373)
Net deferred tax assets	$––	$––

As of December 31, 2014 the Company had federal net operating loss carry forwards of approximately $49,650,000 which are available to offset future taxable income. They are due to expire in varying amounts from 2018 to 2034. As of December 31, 2014, the Company had Massachusetts state net operating loss carry forwards of approximately $4,054,000 which are available to offset future taxable income. They are due to expire in varying amounts from 2031 through 2034.

Effective January 1, 2007, the Company adopted the provisions of a new standard which provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in the financial statements. Tax positions must meet a "more-likely-than-not" recognition threshold at the effective date to be recognized upon adoption and in subsequent periods. Upon the adoption, and at December 31, 2014 and 2013, the Company did not have any uncertain tax positions. No interest and penalties related to uncertain tax positions were accrued at December 31, 2014 and 2013.

The Company files income tax returns in the United States and the United Kingdom. Years subsequent to 2010 are open for U.S. Federal and state income tax reporting and years subsequent to 2009 are open in the United Kingdom.